________________________________________________________________________________


                               CAPITAL VALUE FUND

________________________________________________________________________________

                 a series of The Nottingham Investment Trust II






                                  ANNUAL REPORT

                        FOR THE YEAR ENDED MARCH 31, 2002






                               INVESTMENT ADVISOR
                        Capital Investment Counsel, Inc.
                              Post Office Box 32249
                          Raleigh, North Carolina 27622
                                  919-831-2370


                               CAPITAL VALUE FUND
                            116 South Franklin Street
                             Post Office Drawer 4365
                     Rocky Mount, North Carolina 27803-4365
                                 1-800-525-3863


This report and the financial statements contained herein are submitted for the general information of the shareholders of the Capital Value Fund (the "Fund"). This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus. Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested. Neither the Fund nor the Fund's distributor is a bank.

For more information about the Fund, including charges and expenses, call the Fund's distributor for a free prospectus. You should read the prospectus carefully before you invest or send money.

Distributor: Capital Investment Group, Inc., P.O. Box 4365, Rocky Mount, NC 27803, Phone 1-800-773-3863

                    (This page was intentionally left blank.)

                               CAPITAL VALUE FUND

                                  May 28, 2002

                               MANAGER'S COMMENTS


     If you had told the average portfolio manager in January of 2001 that in the next year Alan Greenspan would lower interest rates a record twelve times, but the S&P 500 would be substantially lower, he would have thought you were crazy. Truth is stranger than fiction. Our economy was beginning to recover from the excesses of 1999 and 2000 when the terrorist attack of September 11 sent it reeling back to the mat. Only now in the spring of 2002 are we regaining our "economic feet".

     Our focus at the Capital Value Fund has been to weather this perfect storm with a "safety first" portfolio mix. As of the above date, our asset mix is approximately 52% in money market and fixed income instruments. The remaining 48% is invested in common stocks. According to the Morningstar database, the Capital Value Fund has matched the performance of the S&P 500 over the last two years, and is on track to do the same in 2002.^1

    The stock market faces a problem of valuation. While many stocks are down significantly from their one and two year highs, the valuation of these companies is far from cheap. It has been difficult to put money to work in this environment, so we have opted to watch the market's swoon from the safety of cash and bond investments. April and May 2002 have been promising in that many of the stocks we have targeted have begun to move into valuations we feel comfortable buying. Some of our favorite industry sectors include the automobile manufacturers and the financial service industry. The economy is finally moving into the fabled sweet spot with low interest rates coupled with modest yet steady growth. We feel that the economy has turned and over the next two quarters, this improvement should be felt in the earnings of our respective holdings. We anticipate moving more of the fund's assets into the equity sector, and we look forward to writing this letter next year after what we hope is a far better year for stocks.

Hal Eddins
Capital Investment Counsel


1.Source: Morningstar, May 28, 2002


________________________________________________________________________________

Statements in this Annual Report that reflect projections or expectations of future financial or economic performance of the fund and of the market in general and statements of the fund's plans and objectives for future operations are forward-looking statements. No assurance can be given that actual results or events will not differ materially from those projected, estimated, assumed or anticipated in any such forward-looking statements. Important factors that could result in such differences, in addition to the other factors noted with such forward-looking statements, include general economic conditions such as inflation, recession and interest rates.
________________________________________________________________________________

                               CAPITAL VALUE FUND

                     Performance Update - $10,000 Investment

              For the period from March 31, 1992 to March 31, 2002


[Line Graph Here]:

--------------------------------------------------------------------------------------------------------
               Capital     60% S&P 500 Total Return Index
                Value         40% Lehman Brothers           S&P 500 Total         Lehman Brothers
                Fund          Aggregate Bond Index          Return Index       Aggregate Bond Index
--------------------------------------------------------------------------------------------------------
 3/31/92       $ 9,650                $10,000                  $10,000               $10,000
 9/30/92        10,042                 10,647                   10,511                10,850
 3/31/93        10,733                 11,445                   11,523                11,329
 9/30/93        11,019                 11,900                   11,878                11,933
 3/31/94        11,222                 11,655                   11,693                11,598
 9/30/94        11,521                 12,009                   12,316                11,548
 3/31/95        12,218                 12,978                   13,513                12,176
 9/30/95        13,623                 14,856                   15,979                13,172
 3/31/96        14,193                 16,106                   17,851                13,490
 9/30/96        14,633                 17,064                   19,228                13,817
 3/31/97        15,197                 18,495                   21,390                14,152
 9/30/97        19,196                 22,267                   27,005                15,159
 3/31/98        20,194                 25,333                   31,656                15,849
 9/30/98        19,650                 24,431                   29,449                16,905
 3/31/99        23,165                 29,251                   37,500                16,877
 9/30/99        23,565                 29,319                   37,637                16,843
 3/31/00        33,967                 33,414                   44,228                17,193
 9/30/00        29,741                 32,790                   42,636                18,020
 3/31/01        24,179                 28,524                   34,641                19,348
 9/30/01        21,221                 26,913                   31,286                20,354
 3/31/02        22,903                 28,988                   34,724                20,382


This graph depicts the performance of Capital Value Fund (the "Fund") versus a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index, the S&P 500 Total Return Index, and the Lehman Brothers Aggregate Bond Index. It is important to note that the Fund is a professionally managed mutual fund while the indices are not available for investment and are unmanaged. The comparison is shown for illustrative purposes only.


                          Average Annual Total Returns

    ------------------------------ -------------- ------------ ------------
                                     One Year     Five Years    Ten Years
    ------------------------------ -------------- ------------ ------------
             No Sales Load            (5.28)%        8.55 %        9.03 %
    ------------------------------ -------------- ------------ ------------
       3.50% Maximum Sales Load       (8.59)%        7.78 %        8.64 %
    ------------------------------ -------------- ------------ ------------


>> The graph assumes an initial $10,000 investment at March 31, 1992 ($9,650 after maximum sales load of 3.50%). All dividends and distributions are reinvested.

>> At March 31, 2002, the value of the Fund would have increased to $22,903 - a cumulative total investment return of 129.03% since March 31, 1992. Without the deduction of the 3.50% maximum sales load, the value of the Fund would have increased to $23,734 - a cumulative total investment return of 137.33% since March 31, 1992. The sales load may be reduced or eliminated for larger purchases.

>> At March 31, 2002, the value of a similar investment in a combined index of 60% S&P 500 Total Return Index and 40% Lehman Brothers Aggregate Bond Index would have increased to $28,988 - a cumulative total investment return of 189.88% since March 31, 1992; a similar investment in the S&P 500 Total
     Return Index would have increased to $34,724 - a cumulative total investment return of 247.24% since March 31, 1992; and a similar investment in the Lehman Brothers Aggregate Bond Index would have increased to $20,382
     - a cumulative total investment return of 103.82% since March 31, 1992.

>> Past performance is not a guarantee of future results. A mutual fund's share price and investment return will vary with market conditions and the principal value of shares, when redeemed, may be worth more or less than the original cost. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Average annual total returns are historical in nature and measure net investment income and capital gain or loss from portfolio investments assuming reinvestments of dividends.


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - 52.35%

      Auto & Trucks - 5.30%
           DaimlerChrysler AG ....................................................                    2,000               $   90,060
           Ford Motor Company ....................................................                   15,000                  245,400
           General Motors Corporation ............................................                    3,000                  181,350
                                                                                                                          ----------
                                                                                                                             516,810
                                                                                                                          ----------
      Beverages - 1.07%
           The Coca-Cola Company .................................................                    2,000                  104,520
                                                                                                                          ----------

      Commercial Services - 1.85%
        (a)Gartner, Inc. Class A .................................................                   14,000                  180,600
                                                                                                                          ----------

      Computers - 3.74%
           Compaq Computer Corporation ...........................................                   15,000                  156,750
        (a)EMC Corporation .......................................................                   10,000                  119,100
        (a)Sun Microsystems, Inc. ................................................                   10,000                   88,200
                                                                                                                          ----------
                                                                                                                             364,050
                                                                                                                          ----------
      Computer Software & Services - 8.28%
        (a)BEA Systems, Inc. .....................................................                    3,000                   41,130
        (a)Cisco Systems, Inc. ...................................................                   23,000                  389,390
        (a)Citrix Systems, Inc. ..................................................                    4,000                   69,120
        (a)McDATA Corporation ....................................................                      220                    2,611
        (a)Microsoft Corporation .................................................                    1,000                   60,310
        (a)Oracle Corporation ....................................................                   12,000                  153,600
        (a)Parametric Technology Corporation .....................................                   15,000                   90,600
                                                                                                                          ----------
                                                                                                                             806,761
                                                                                                                          ----------
      Electronics - 2.69%
        (a)Altera Corporation ....................................................                    2,000                   43,740
        (a)Flextronics International Ltd. ........................................                    2,000                   36,500
           Hewlett-Packard Company ...............................................                    4,000                   71,760
           Motorola, Inc. ........................................................                    7,000                   98,000
        (a)TriQuint Semiconductor, Inc. ..........................................                    1,000                   12,010
                                                                                                                          ----------
                                                                                                                             262,010
                                                                                                                          ----------
      Electronics - Semiconductor - 1.15%
        (a)Atmel Corporation .....................................................                    2,000                   20,280
        (a)LSI Logic Corporation .................................................                    1,500                   25,515
           Texas Instruments Incorporated ........................................                    2,000                   66,200
                                                                                                                          ----------
                                                                                                                             111,995
                                                                                                                          ----------
      Entertainment - 2.39%
        (a)AOL Time Warner, Inc. .................................................                    4,000                   94,600
           The Walt Disney Company ...............................................                    6,000                  138,600
                                                                                                                          ----------
                                                                                                                             233,200
                                                                                                                          ----------



                                                                                                                         (Continued)

                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Financial - Banks, Money Center - 2.91%
           Bank One Corporation ....................................................                  3,000               $  125,340
           The Bank of New York Company, Inc. ......................................                  2,000                   83,900
           Wachovia Corporation ....................................................                  2,000                   74,160
                                                                                                                          ----------
                                                                                                                             283,400
                                                                                                                          ----------
      Financials - Securities Brokers - 7.45%
        (a)E*TRADE Group, Inc. .....................................................                 20,000                  189,000
           J.P. Morgan Chase & Co. .................................................                  5,000                  178,250
        (a)Knight Trading Group, Inc. ..............................................                  8,000                   57,120
           Lehman Brothers Holdings Inc. ...........................................                  2,000                  129,280
           Morgan Stanley Dean Witter & Co. ........................................                  3,000                  171,960
                                                                                                                          ----------
                                                                                                                             725,610
                                                                                                                          ----------
      Food - Processing - 0.55%
           Campbell Soup Company ...................................................                  2,000                   53,440
                                                                                                                          ----------

      Pharmaceuticals - 0.64%
           Schering-Plough Corporation .............................................                  2,000                   62,600
                                                                                                                          ----------

      Retail - Apparel - 1.47%
           Nordstrom, Inc. .........................................................                  4,000                   98,000
           The Gap, Inc. ...........................................................                  3,000                   45,120
                                                                                                                          ----------
                                                                                                                             143,120
                                                                                                                          ----------
      Retail - Department Stores - 1.89%
           Wal-Mart Stores, Inc. ...................................................                  3,000                  183,840
                                                                                                                          ----------

      Retail - Specialty - 0.74%
           Circuit City Stores, Inc. ...............................................                  4,000                   72,160
                                                                                                                          ----------

      Telecommunications - 4.70%
        (a)ANADIGICS, Inc. .........................................................                  4,000                   49,360
        (a)Avaya Inc. ..............................................................                    541                    3,982
        (a)Lucent Technologies Inc. ................................................                  8,500                   39,950
        (a)Sybase, Inc. ............................................................                  6,592                  114,569
           Verizon Communications Inc. .............................................                  2,440                  112,484
           Telefonaktiebolaget LM Ericsson AB - ADR ................................                 13,000                   54,340
           Nokia Oyj - ADR .........................................................                  4,000                   83,080
                                                                                                                          ----------
                                                                                                                             457,765
                                                                                                                          ----------
      Transportation - Air - 1.71%
        (a)FedEx Corporation .......................................................                  2,000                  116,200
        (a)U.S. Airways Group, Inc. ................................................                  8,000                   50,400
                                                                                                                          ----------
                                                                                                                             166,600
                                                                                                                          ----------



                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS - (Continued)

      Trucking & Leasing - 3.51%
        (a)J.B. Hunt Transport Services, Inc. ....................................                    7,100               $  201,853
           Werner Enterprises, Inc. ..............................................                    6,666                  139,653
                                                                                                                          ----------
                                                                                                                             341,506
                                                                                                                          ----------
      Utilities - Telecommunications - 0.31%
           Sprint Corporation ....................................................                    2,000                   30,400
                                                                                                                          ----------

           Total Common Stocks (Cost $6,416,698) ..........................................................                5,100,387
                                                                                                                          ----------


------------------------------------------------------------------------------------------------------------------------------------
                                                                             Interest              Maturity
                                                       Principal               Rate                  Date
------------------------------------------------------------------------------------------------------------------------------------

CORPORATE OBLIGATIONS - 19.47%

      A T & T Corporation ..........................   $ 50,000               7.500%               06/01/06                   51,188
      A T & T Corporation ..........................     50,000               8.125%               01/15/22                   50,000
      A T & T Corporation ..........................     50,000               8.125%               07/15/24                   49,688
      A T & T Corporation ..........................    100,000               8.625%               12/01/31                  102,625
      American Express Company .....................     50,000               8.625%               05/15/22                   51,773
      Anheuser-Busch Companies, Inc. ...............     25,000               9.000%               12/01/09                   29,000
      Archer Daniels Midland Corporation ...........    100,000               6.250%               05/15/03                  102,643
      Archer Daniels Midland Corporation ...........     25,000               8.875%               04/15/11                   29,181
      BellSouth Telecommunications .................     50,000               6.250%               05/15/03                   51,625
      BellSouth Telecommunications .................     50,000               7.000%               02/01/05                   52,813
      BellSouth Telecommunications .................     25,000               7.875%               08/01/32                   25,531
      BellSouth Telecommunications .................    125,000               6.750%               10/15/33                  119,062
      The Boeing Company ...........................    150,000               8.750%               09/15/31                  175,484
      The Coca-Cola Company ........................     70,000               8.500%               02/01/22                   81,956
      Du Pont (E.I.) De Nemours & Company ..........     50,000               8.125%               03/15/04                   53,829
      Du Pont (E.I.) De Nemours & Company ..........     50,000               7.950%               01/15/23                   50,250
      Duke Energy Corp .............................    100,000               6.750%               08/01/25                   98,500
      General Electric Capital Corporation .........    100,000               8.750%               05/21/07                  113,606
      International Business Machines ..............     50,000               8.375%               11/01/19                   57,625
      Morgan Stanley Group, Inc. ...................     75,000               7.500%               02/01/24                   68,853
      Pacific Bell .................................    100,000               6.250%               03/01/05                  103,306
      United Parcel Service of America .............     50,000               8.375%               04/01/20                   58,500
      US West Communications Group .................     50,000               6.875%               09/15/33                   36,688
      Wachovia Corporation .........................     75,000               6.375%               04/15/03                   76,962
      Wal-Mart Stores, Inc. ........................     25,000               6.500%               06/01/03                   25,875
      Wal-Mart Stores, Inc. ........................    150,000               8.875%               06/29/11                  152,625
      Wal-Mart Stores, Inc. ........................     25,000               8.500%               09/15/24                   27,511
                                                                                                                          ----------

           Total Corporate Obligations (Cost $1,781,969) ..................................................                1,896,699
                                                                                                                          ----------

                                                                                                                         (Continued)


                                                         CAPITAL VALUE FUND

                                                      PORTFOLIO OF INVESTMENTS

                                                           March 31, 2002


------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                            Value
                                                                                                     Shares                (note 1)
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENT COMPANIES - 10.49%

      Government and Agency Portfolio - Institutional Class .........................               439,060               $  439,060
      Liquid Assets Portfolio - Institutional Class .................................               439,060                  439,060
   (a)Nasdaq-100 Index Tracking Stock ...............................................                 4,000                  144,280
                                                                                                                          ----------

           Total Investment Companies (Cost $1,024,073) ...................................................                1,022,400
                                                                                                                          ----------

Total Value of Investments (Cost $9,222,740 (b)) ....................................                 82.31%              $8,019,486
Other Assets Less Liabilities .......................................................                 17.69%               1,723,133
                                                                                                     ------               ----------
      Net Assets ....................................................................                100.00%              $9,742,619
                                                                                                     ======               ==========

      (a)  Non-income producing investment.

      (b)  Aggregate  cost  for  financial  reporting  and  federal  income  tax  purposes  is the  same.  Unrealized  appreciation/
           (depreciation) of investments for financial reporting and federal income tax purposes is as follows:


           Unrealized appreciation ........................................................................             $ 1,062,532
           Unrealized depreciation ........................................................................              (2,265,786)
                                                                                                                        -----------

                      Net unrealized depreciation .........................................................             $(1,203,254)
                                                                                                                        ===========



      The following acronym is used in this portfolio:

           ADR - American Depository Receipt



















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENT OF ASSETS AND LIABILITIES

                                                           March 31, 2002


ASSETS
      Investments, at value (cost $9,222,740) .........................................................                $  8,019,486
      Cash ............................................................................................                   1,717,176
      Income receivable ...............................................................................                      40,225
      Receivable for fund shares sold .................................................................                       2,841
      Other assets ....................................................................................                       2,434
                                                                                                                       ------------

           Total assets ...............................................................................                   9,782,162
                                                                                                                       ------------

LIABILITIES
      Accrued expenses ................................................................................                      39,543
                                                                                                                       ------------

NET ASSETS
      (applicable to 903,421 shares outstanding; unlimited
       shares of no par value beneficial interest authorized) .........................................                $  9,742,619
                                                                                                                       ============

NET ASSET VALUE AND REDEMPTION PRICE PER INVESTOR CLASS SHARE
      ($9,742,619 / 903,421 shares) ...................................................................                $      10.78
                                                                                                                       ============

OFFERING PRICE PER INVESTOR CLASS SHARE
      (100 / 96.5 of $10.78) ..........................................................................                $      11.17
                                                                                                                       ============

NET ASSETS CONSIST OF
      Paid-in capital .................................................................................                $ 10,930,234
      Undistributed net realized gain on investments ..................................................                      15,639
      Net unrealized depreciation on investments ......................................................                  (1,203,254)
                                                                                                                       ------------
                                                                                                                       $  9,742,619
                                                                                                                       ============





















See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                       STATEMENT OF OPERATIONS

                                                      Year ended March 31, 2002


NET INVESTMENT LOSS

      Income
           Interest ......................................................................................                $ 165,126
           Dividends .....................................................................................                   72,756
                                                                                                                          ---------

               Total income ..............................................................................                  237,882
                                                                                                                          ---------

      Expenses
           Investment advisory fees (note 2) .............................................................                   65,398
           Fund administration fees (note 2) .............................................................                   19,074
           Distribution and service fees (note 3) ........................................................                   54,498
           Custody fees ..................................................................................                    6,881
           Registration and filing administration fees (note 2) ..........................................                    3,669
           Fund accounting fees (note 2) .................................................................                   28,090
           Audit fees ....................................................................................                   17,534
           Legal fees ....................................................................................                   11,591
           Securities pricing fees .......................................................................                    7,431
           Shareholder recordkeeping fees ................................................................                   18,000
           Other accounting fees (note 2) ................................................................                    4,922
           Shareholder servicing expenses ................................................................                    6,554
           Registration and filing expenses ..............................................................                    9,523
           Printing expenses .............................................................................                    7,777
           Trustee fees and meeting expenses .............................................................                    3,993
           Other operating expenses ......................................................................                    5,580
                                                                                                                          ---------

               Total expenses ............................................................................                  270,515
                                                                                                                          ---------

                    Net investment loss ..................................................................                  (32,633)
                                                                                                                          ---------

REALIZED AND UNREALIZED LOSS ON INVESTMENTS

      Net realized gain from investment transactions .....................................................                   23,133
      Increase in unrealized depreciation on investments .................................................                 (589,869)
                                                                                                                          ---------

           Net realized and unrealized loss on investments ...............................................                 (566,736)
                                                                                                                          ---------

               Net decrease in net assets resulting from operations ......................................                $(599,369)
                                                                                                                          =========










See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                 STATEMENTS OF CHANGES IN NET ASSETS



------------------------------------------------------------------------------------------------------------------------------------
                                                                                                    Year ended           Year ended
                                                                                                     March 31,            March 31,
                                                                                                       2002                 2001
------------------------------------------------------------------------------------------------------------------------------------

DECREASE IN NET ASSETS

     Operations
         Net investment loss ...................................................................   $   (32,633)         $    (7,885)
         Net realized gain from investment transactions ........................................        23,133            2,905,123
         Decrease in unrealized depreciation on investments ....................................      (589,869)          (7,753,602)
                                                                                                   -----------          -----------

              Net decrease in net assets resulting from operations .............................      (599,369)          (4,856,364)
                                                                                                   -----------          -----------

     Distributions to shareholders from
         Net realized gain from investment transactions ........................................      (266,478)          (2,941,713)
                                                                                                   -----------          -----------

     Capital share transactions
         (Decrease) increase in net assets resulting from capital share transactions (a) .......    (1,533,436)           3,452,732
                                                                                                   -----------          -----------

                     Total decrease in net assets ..............................................    (2,399,283)          (4,345,345)

NET ASSETS

     Beginning of year .........................................................................    12,141,902           16,487,247
                                                                                                   -----------          -----------

     End of year ...............................................................................   $ 9,742,619          $12,141,902
                                                                                                   ===========          ===========


(a) A summary of capital share activity follows:
                                                         ---------------------------------------------------------------------------
                                                                     Year ended                               Year ended
                                                                   March 31, 2002                           March 31, 2001

                                                            Shares               Value                Shares               Value
                                                         ---------------------------------------------------------------------------

Shares sold ............................................      42,946          $   481,631              139,269          $ 2,143,224

Shares issued for reinvestment of distributions ........      24,226              266,239              225,075            2,935,575
                                                         -----------          -----------          -----------          -----------

                                                              67,172              747,870              364,344            5,078,799

Shares redeemed ........................................    (202,292)          (2,281,306)            (111,584)          (1,626,067)
                                                         -----------          -----------          -----------          -----------

     Net (decrease) increase ...........................    (135,120)         $(1,533,436)             252,760          $ 3,452,732
                                                         ===========          ===========          ===========          ===========






See accompanying notes to financial statements


                                                         CAPITAL VALUE FUND

                                                        FINANCIAL HIGHLIGHTS

                                            (For a Share Outstanding Throughout the Year)

------------------------------------------------------------------------------------------------------------------------------------
                                                            Year ended     Year ended     Year ended     Year ended     Year ended
                                                             March 31,      March 31,      March 31,      March 31,      March 31,
                                                               2002           2001           2000           1999           1998
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year ......................  $     11.69    $     20.98    $     15.32    $     14.51    $     12.50

      (Loss) income from investment operations
           Net investment (loss) income .................        (0.04)         (0.01)          0.01           0.06           0.13
           Net realized and unrealized (loss) gain on
               investments ..............................        (0.58)         (5.70)          6.99           2.02           3.93
                                                           -----------    -----------    -----------    -----------    -----------
               Total from investment operations .........        (0.62)         (5.71)          7.00           2.08           4.06
                                                           -----------    -----------    -----------    -----------    -----------

      Distributions to shareholders from
           Net investment income ........................         0.00           0.00          (0.01)         (0.06)         (0.13)
           Net realized gain from investment transactions        (0.29)         (3.58)         (1.33)         (1.21)         (1.92)
                                                           -----------    -----------    -----------    -----------    -----------
               Total distributions ......................        (0.29)         (3.58)         (1.34)         (1.27)         (2.05)
                                                           -----------    -----------    -----------    -----------    -----------

Net asset value, end of year ............................  $     10.78    $     11.69    $     20.98    $     15.32    $     14.51
                                                           ===========    ===========    ===========    ===========    ===========

Total return (a) ........................................        (5.28)%       (28.82)%        46.68 %        14.67 %        32.89 %
                                                           ===========    ===========    ===========    ===========    ===========

Ratios/supplemental data
      Net assets, end of year ...........................  $ 9,742,619    $12,141,902    $16,487,247    $11,056,274    $ 9,888,068
                                                           ===========    ===========    ===========    ===========    ===========

      Ratio of expenses to average net assets
           Before expense reimbursements and waived fees          2.48 %         1.99 %         1.95 %         2.15 %         2.12 %
           After expense reimbursements and waived fees           2.48 %         1.99 %         1.95 %         2.15 %         2.12 %

      Ratio of net investment (loss) income to average net assets
           Before expense reimbursements and waived fees         (0.30)%        (0.05)%         0.06 %         0.40 %         0.91 %
           After expense reimbursements and waived fees          (0.30)%        (0.05)%         0.06 %         0.40 %         0.91 %

      Portfolio turnover rate ...........................        12.57 %        55.35 %        34.93 %        70.65 %        33.50 %


(a)   Total return does not reflect payment of sales charge.


See accompanying notes to financial statements


                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES AND OTHER INFORMATION

      The Capital Value Fund (the "Fund"), an open-ended investment company, is a diversified series of shares of beneficial interest of the Nottingham Investment Trust II (the "Trust"). The Trust was organized on October 25, 1990 as a Massachusetts Business Trust and is registered under the Investment Company Act of 1940, as amended (the "Act"). The investment objective of the Fund is to provide its shareholders with a maximum total return consisting of any combination of capital appreciation, both realized and unrealized, and income under the constantly varying market conditions by investing in a flexible portfolio of equity securities, fixed income securities, and money market instruments. The Fund began operations on November 16, 1990.

      Pursuant to a plan approved by the Board of Trustees of the Trust (the "Trustees"), the existing single class of shares of the Fund was redesignated as the Investor Class Shares of the Fund on June 15, 1995. An additional class of shares, the T Shares, was authorized on September 27, 1999. To date, only Investor Class Shares have been issued by the Fund.
      The T Shares will be sold without a sales charge and will bear distribution and service fees which may not exceed 0.75% of the T Shares' average net assets annually. The Investor Class Shares are subject to a maximum 3.50% sales charge and bear distribution and service fees which may not exceed 0.50% of the Investor Class Shares' average net assets annually. The following is a summary of significant accounting policies followed by the Fund.

      A. Security Valuation - The Fund's investments in securities are carried at value. Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern time on the day of valuation. Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities for which market quotations are not readily available, if any, are valued by using an independent pricing service or by following procedures approved by the Trustees. Short-term investments are valued at cost, which approximates value.

      B. Federal Income Taxes - The Fund is considered a personal holding company as defined under Section 542 of the Internal Revenue Code since 50% of the value of the Fund's shares were owned directly or indirectly by five or fewer individuals at certain times during the last half of the year. As a personal holding company, the Fund is subject to federal income taxes on undistributed personal holding company income at the maximum individual income tax rate. No provision has been made for federal income taxes since substantially all taxable income has been distributed to shareholders. It is the policy of the Fund to comply with the provisions of the Internal
            Revenue Code applicable to regulated investment companies and to make sufficient distributions of taxable income to relieve it from all federal income taxes.

            Net investment income and net realized gains may differ for financial statement and income tax purposes primarily because of losses incurred subsequent to October 31, which are deferred for income tax purposes. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains were recorded by the Fund.

            As a result of the Fund's operating net investment loss, a reclassification adjustment of $32,633 has been made on the statement of assets and liabilities to decrease accumulated net investment loss, bringing it to zero, therefore, decreasing paid-in capital in the amount of $25,143 and decreasing undistributed net realized gains in the amount of $7,490.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



      C. Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses are determined using the specific identification cost method. Interest income is recorded daily on the accrual basis. Dividend income is recorded on the ex-dividend date.

      D. Distributions to Shareholders - The Fund generally declares dividends quarterly, payable in March, June, September and December, on a date selected by the Trustees. In addition, distributions may be made annually in December out of net realized gains through October 31 of that year. Distributions to shareholders are recorded on the ex-dividend date. The Fund may make a supplemental distribution subsequent to the end of its fiscal year ending March 31.

      E. Use of Estimates - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the amount of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimates.


NOTE 2 - INVESTMENT ADVISORY FEE AND OTHER RELATED PARTY TRANSACTIONS

            Pursuant to an investment advisory agreement, Capital Investment Counsel, Inc. (the "Advisor") provides the Fund with a continuous program of supervision of the Fund's assets, including the composition of its portfolio, and furnishes advice and recommendations with respect to investments, investment policies and the purchase and sale of securities. As compensation for its services, the Advisor receives a fee at the annual rate of 0.60% of the first $250 million of the average daily net assets of the Fund and 0.50% of average daily net assets over $250 million.

            The Fund's administrator, The Nottingham Management Company (the "Administrator"), provides administrative services to and is generally responsible for the overall management and day-to-day operations of the Fund pursuant to a fund accounting and compliance agreement with the Trust. As compensation for its services, the Administrator receives a fee at the annual rate of 0.175% of the Fund's first $50 million of average daily net assets, 0.15% of the next $50 million of average daily net assets, 0.125% of the next $50 million of average daily net assets, and 0.10% of average daily net assets over $150 million. The contract with the Administrator provides that the aggregate fees for the aforementioned administration services shall not be less than $2,000 per month. The Administrator also receives a base monthly fee of $2,250 for accounting and record-keeping services, plus 0.01% of the average annual net assets. The Administrator also charges the Fund for certain expenses involved with the daily valuation of portfolio securities.

            North Carolina Shareholder Services, LLC (the "Transfer Agent") serves as the Fund's transfer, dividend paying, and shareholder servicing agent. The Transfer Agent maintains the records of each shareholder's account, answers shareholder inquiries concerning accounts, processes purchases and redemptions of the Fund shares, acts as dividend and distribution disbursing agent, and performs other shareholder servicing functions.

            Capital Investment Group, Inc. (the "Distributor"), an affiliate of the Advisor, serves as the Fund's principal underwriter and distributor. The Distributor receives any sales charges imposed on purchases of shares and re-allocates a portion of such charges to dealers through whom the sale was made, if any. For the year ended March 31, 2002, the Distributor retained sales charges in the amount of $807.

            Certain Trustees and officers of the Trust are also officers of the Advisor, the Distributor or the Administrator.


                                                                     (Continued)

                               CAPITAL VALUE FUND

                          NOTES TO FINANCIAL STATEMENTS

                                 March 31, 2002



NOTE 3 - DISTRIBUTION AND SERVICE FEES

            The Trustees, including a majority of the Trustees who are not "interested persons" of the Trust as defined in the Act, adopted a distribution plan pursuant to Rule 12b-1 of the Act (the "Plan"). The Act regulates the manner in which a regulated investment company may assume expenses of distributing and promoting the sales of its shares and servicing of its shareholder accounts.

            The Plan provides that the Fund may incur certain expenses, which may not exceed 0.50% per annum of the Investor Class Shares' average daily net assets for each year elapsed subsequent to adoption of the Plan, for payment to the Distributor and others for items such as advertising expenses, selling expenses, commissions, travel or other expenses reasonably intended to result in sales of Investor Class Shares of the Fund or support servicing of shareholder accounts. Expenditures incurred as service fees may not exceed 0.25% per annum of the Investor Class Shares' average daily net assets. The Fund incurred $54,498 of such expenses under the Plan for the year ended March 31, 2002.


NOTE 4 - PURCHASES AND SALES OF INVESTMENTS

            Purchases   and  sales  of   investments,   other  than   short-term
            investments, aggregated $2,047,104 and $915,614, respectively, for the year ended March 31, 2002.


NOTE 5 - DISTRIBUTIONS TO SHAREHOLDERS (UNAUDITED)

            For federal income tax purposes, the Fund must report distributions from net realized gains from investment transactions that represent long-term and short-term capital gains to its shareholders. Of the total $0.29 per share in distributions for the year ended March 31, 2002, $0.29 represents long-term capital gains. Shareholders should consult a tax advisor on how to report distributions for state and local income tax purposes.

                               CAPITAL VALUE FUND

                             ADDITIONAL INFORMATION

                                 March 31, 2002
                                   (Unaudited)



INFORMATION ABOUT TRUSTEES AND OFFICERS

The business and affairs of the Capital Value Fund (the "Fund") and the Nottingham Investment Trust II (the "Trust") are managed under the direction of the Board of Trustees (the "Trustees") of the Trust. Information concerning the Trustees and officers of the Trust and Fund is set forth below. Generally, each Trustee and officer serves an indefinite term or until certain circumstances such as their resignation, death, or otherwise as specified in the Trust's organizational documents. Any Trustee may be removed at a meeting of shareholders by a vote meeting the requirements of the Trust's organizational documents. The Statement of Additional Information of the Fund includes additional information about the Trustees and officers and is available, without charge, upon request by calling the Fund toll-free at 1-800-773-3863. The address of each Trustee and officer, unless otherwise indicated below, is 116 South Franklin Street, Rocky Mount, North Carolina 27802. The Trustees received aggregate compensation of $2,421 during the fiscal year ended March 31, 2002 from the Fund for their services to the Fund and Trust.

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
                                                                                            Number of
                                                                                           Portfolios
                                                                                             in Fund
                             Position(s)   Length                                            Complex
       Name, Address,         held with    of Time        Principal Occupation(s)          Overseen by      Other Directorships
          and Age             Fund/Trust   Served          During Past 5 Years               Trustee          Held by Trustee
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Independent Trustees

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Jack E. Brinson, 69          Trustee      Since    Retired;  Previously,   President  of        7        Independent  Trustee  -
                                          1990     Brinson   Investment  Co.   (personal                 Gardner Lewis  Investment
                                                   investments) and                                      Trust for thethree  series
                                                   President of Brinson Chevrolet,  Inc.                 of  that  trust; New
                                                   (auto dealership)                                     Providence Investment Trust
                                                                                                         for  the one  series  of
                                                                                                         that trust Hillman Capital
                                                                                                         Management Investment Trust
                                                                                                         for the two series of that
                                                                                                         trust; and de Leon Funds
                                                                                                         Trustfor the one series
                                                                                                         of that trust(all
                                                                                                         registered investment
                                                                                                         companies)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
J. Buckley Strandberg, 42    Trustee      Since    President of Standard  Insurance  and        7        None
                                          1991     Realty    (insurance   and   property
                                                   management)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

                                                         Interested Trustees*

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Richard K. Bryant, 42        Trustee,     Since    President   of   Capital   Investment        7        None
                             President    1990     Group,   Inc.   (distributor  of  the
                             of Capital            Fund);   Vice  President  of  Capital
                             Value Fund            Investment  Counsel,   Inc.  (Advisor
                                                   of   the   Capital    Value    Fund);
                                                   President   of   Capital   Investment
                                                   Brokerage, Inc. (broker/dealer firm)
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Eddie C. Brown,  62          Trustee,     Since    President     of    Brown     Capital        7        None
                             President    1992     Management,   Inc.  (Advisor  of  the
                             of Brown              Brown Capital Management Funds)
                             Capital
                             Management
                             Funds
------------------------------------------------------------------------------------------------------------------------------------
* Basis of  Interestedness.  Eddie C. Brown is an  Interested  Trustee  because he is an officer  and  principal  owner of Brown
  Capital Management,  Inc., the Fund's investment  advisor for the Brown Capital  Management Funds.  Richard K. Bryant is an
  Interested  Trustee because he is an officer and principal owner of Capital Investment  Counsel,  Inc., the Fund's investment advisor for the Capital Value Fund and Capital Investment Group, Inc., the Fund's distributor.
------------------------------------------------------------------------------------------------------------------------------------

                                                              Other Officers

---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Michael T. McRee, 58         President,   Since    Partner    and    Manager,    EARNEST       n/a                     n/a
119 S. President Street      EARNEST      1992     Partners  Limited,  LLC  (Advisor  of
2nd Floor                    Partners              the  EARNEST  Partners  Fixed  Income
Jackson, Mississippi  39201  Fixed                 Trust),   since   1999;   previously,
                             Income                President,      Investek      Capital
                             Trust                 Management,  Inc.  (former advisor of
                                                   the  EARNEST  Partners  Fixed  Income
                                                   Trust Fund), Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Wayne F. Wilbanks, 41        President,   Since    President, Wilbanks, Smith & Thomas         n/a                     n/a
One Commercial Place,        The WST      1997     Asset  Management,  Inc. (Advisor for
Suite 1450                   Growth Fund           the  WST   Growth   Fund),   Norfolk,
Norfolk, Virginia  23510                           Virginia
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Elmer O. Edgerton, Jr., 59   Vice         Since    President, Capital Investment Counsel       n/a                     n/a
Post Office Box  32249       President,   1990     Raleigh, North Carolina; Vice
Raleigh, North Carolina      Capital               President
27622                        Value Fund            Capital Investment Group, Raleigh,
                                                   North Carolina
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Douglas S. Folk, 41          Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1998     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; Vice President, Investek
Atlanta, GA  30309           Partners              Capital Investment, Inc., Jackson,
                             Fixed                 Mississippi, 1996 to 1999;
                             Income                previously, Portfolio Manager,
                             Trust                 Southern Farm Bureau Life Insurance
                                                   Company, Jackson, Mississippi
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
R. Mark Fields, 49           Vice         Since    Partner, EARNEST Partners Limited,          n/a                     n/a
119 S. President Street      President,   1992     LLC, since 1999; previously, Vice
2nd Floor                    EARNEST               President, Investek Capital
Jackson, MS 39201            Partners              Management, Inc., Jackson,
                             Fixed                 Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
John M. Friedman, 58         Vice         Since    Partner and Portfolio Manager,              n/a                     n/a
75 Fourteenth Street         President,   1992     EARNEST Partners Limited, LLC, since
Suite 2300                   EARNEST               1999; previously, Vice President,
Atlanta, GA  30309           Partners              Investek Capital Management, Inc.,
                             Fixed                 Jackson, Mississippi
                             Income
                             Trust
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Keith A. Lee, 41             Vice         Since    Vice President, Brown Capital               n/a                     n/a
1201 N. Calvert Street       President,   1992     Management, Inc., Baltimore, Maryland
Baltimore, Maryland  21202   The Brown
                             Capital
                             Management
                             Funds
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
C. Frank Watson, III, 31     Secretary    Since    President    and   Chief    Operating       n/a                     n/a
                                          1994     Officer    (since    1999)   of   The
                                                   Nottingham                    Company
                                                   (Administrator    to   the    Funds);
                                                   previously,  Chief Operating  Officer
                                                   of The Nottingham Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------
Julian G. Winters, 33        Treasurer    Since    Vice    President-Compliance                n/a                     n/a
                                          1998     Administration  (since  1998)  of The
                                                   Nottingham    Company;    previously,
                                                   Fund  Accountant  of  The  Nottingham
                                                   Company
---------------------------- ------------ -------- -------------------------------------- -------------- ---------------------------

Deloitte & Touche LLP
Two World Financial Center
New York, New York  10281-1414

Tel: (212) 436-2000
Fax: (212) 436-5000
www.us.deloitte.com
                                                              Deloitte
                                                              & Touche


INDEPENDENT AUDITORS' REPORT

To the Board of Trustees of The Nottingham Investment Trust II and Shareholders of Capital Value Fund:

We have audited the accompanying statement of assets and liabilities of Capital Value Fund (the "Fund"), including the schedule of investments, as of March 31, 2002, and the related statement of operations and cash flows for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2002, by correspondence with the custodian and brokers where replies not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Capital Value Fund as of March 31, 2002, the results of its operations and its cash flows for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.


/s/ Deloitte & Touche LLP
April 26, 2002


__________
Deloitte
Touche
Tohmatsu
__________

                      (This page was intentionally left blank.)

________________________________________________________________________________

                               CAPITAL VALUE FUND
________________________________________________________________________________


                 a series of the Nottingham Investment Trust II
























                        This Report has been prepared for
                     shareholders and may be distributed to
                    others only if preceded or accompanied by
                              a current prospectus.